February 12, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	The Dreyfus Socially Responsible Growth Fund, Inc.
1933 Act File No. 33-49014
1940 Act File No. 811-7044

Dear Sir or Madam:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 22 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 22). This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund’s prospectus.

     Please address any comments or questions to the undersigned at 212-922-6832.

Thank you.

Very truly yours,

Christina Zacharczuk
/s/ Christina Zacharczuk
Senior Paralegal